Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Components Of Income Loss Before Income Taxes [Line Items]
Net income (loss) before taxes	$ 8,706	$ (947)	$ 4,417
Current rate of taxation	16.50%	16.50%	16.50%
CHINA [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Standard income tax rate	25.00%
CHINA [Member] | Maximum [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Net operating loss carry forward period	5 years
Macau Patacas [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Net income (loss) before taxes	$ 600
Standard income tax rate	12.00%